Document and Entity Information	Sep. 24, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 24, 2025
Current Fiscal Year End Date	--12-31
Entity Registrant Name	DallasNews CORPORATION
Entity File Number	1-33741
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	38-3765318
Entity Address, Address Line One	P. O. Box 224866
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75222-4866
City Area Code	214
Local Phone Number	977-8869
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Series A Common Stock, $0.01 par value
Trading Symbol	DALN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001413898
Amendment Flag	false
Current Fiscal Year End Date	--12-31